Inventory	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Inventory
Inventory
Major classifications of inventory are summarized as follows:

	September 30,	December 31,
	2019	2018
Feed	$120,639	$24,288
Eggs	65,325	—
Packaging	—	8,913
Fish in process	291,113	42,908
Total inventory	$477,077	$76,109

Inventory
Major classifications of inventory are summarized as follows for December 31, 2018 and 2017:

	2018	2017
Feed	$24,288	60,161
Eggs	—	73,967
Packaging	8,913	—
Fish in process	42,908	38,235
Total inventory	$76,109	$172,363